Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	COMMON	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED DEFICIT	ACCUMULATED OTHER COMPREHENSIVE GAIN (LOSS)
Beginning Balance (in shares) at Dec. 31, 2023		4,728,674
Beginning Balance at Dec. 31, 2023	$ 106,184	$ 4	$ 341,410	$ (235,245)	$ 15
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock from a securities purchase agreement, net of offering costs (in shares)		454,545
Issuance of common stock from a securities purchase agreement, net of offering costs of $268	5,137		5,137
Forfeiture of restricted common stock (in shares)		(2,320)
Forfeiture of restricted common stock	0
Share-based compensation	7,993		7,993
Issuance of common stock under the stock purchase plan (in shares)		7,603
Issuance of common stock under the stock purchase plan	62		62
Issuance of common stock from exercise of stock options (in shares)		241
Net income (loss)	(57,775)			(57,775)
Other comprehensive gain (loss)	53				53
Ending Balance (in shares) at Dec. 31, 2024		5,188,743
Ending Balance at Dec. 31, 2024	61,654	$ 4	354,602	(293,020)	68
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	3,493		3,493
Issuance of common stock under the stock award plan (in shares)		20,248
Issuance of common stock under the stock purchase plan (in shares)		4,375
Issuance of common stock under the stock purchase plan	10		10
Net income (loss)	(19,142)			(19,142)
Other comprehensive gain (loss)	(51)				(51)
Ending Balance (in shares) at Jun. 30, 2025		5,213,366
Ending Balance at Jun. 30, 2025	45,964	$ 4	358,105	(312,162)	17
Beginning Balance (in shares) at Dec. 31, 2024		5,188,743
Beginning Balance at Dec. 31, 2024	61,654	$ 4	354,602	(293,020)	68
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	5,314		5,314
Issuance of common stock under the stock purchase plan (in shares)		7,258
Issuance of common stock under the stock purchase plan	$ 16		16
Issuance of common stock from exercise of stock options (in shares)	0	87,320
Net income (loss)	$ (8,978)			(8,978)
Other comprehensive gain (loss)	(50)				(50)
Ending Balance (in shares) at Dec. 31, 2025		5,283,321
Ending Balance at Dec. 31, 2025	57,956	$ 4	359,932	(301,998)	18
Beginning Balance (in shares) at Mar. 31, 2025		5,201,479
Beginning Balance at Mar. 31, 2025	54,073	$ 4	356,481	(302,459)	47
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	1,614		1,614
Issuance of common stock under the stock award plan (in shares)		7,512
Issuance of common stock under the stock purchase plan (in shares)		4,375
Issuance of common stock under the stock purchase plan	10		10
Net income (loss)	(9,703)			(9,703)
Other comprehensive gain (loss)	(30)				(30)
Ending Balance (in shares) at Jun. 30, 2025		5,213,366
Ending Balance at Jun. 30, 2025	45,964	$ 4	358,105	(312,162)	17
Beginning Balance (in shares) at Dec. 31, 2025		5,283,321
Beginning Balance at Dec. 31, 2025	57,956	$ 4	359,932	(301,998)	18
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	1,037		1,037
Issuance of common stock under the stock award plan (in shares)		6,684
Issuance of common stock under the stock purchase plan (in shares)		2,802
Issuance of common stock under the stock purchase plan	$ 13		13
Issuance of common stock from exercise of stock options (in shares)	14,087	14,087
Issuance of common stock from exercise of stock options	$ 121		121
Net income (loss)	35,387			35,387
Other comprehensive gain (loss)	(18)				(18)
Ending Balance (in shares) at Jun. 30, 2026		5,306,894
Ending Balance at Jun. 30, 2026	94,496	$ 4	361,103	(266,611)	0
Beginning Balance (in shares) at Mar. 31, 2026		5,290,236
Beginning Balance at Mar. 31, 2026	50,277	$ 4	360,548	(310,276)	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	424		424
Issuance of common stock under the stock award plan (in shares)		330
Issuance of common stock under the stock purchase plan (in shares)		2,802
Issuance of common stock under the stock purchase plan	13		13
Issuance of common stock from exercise of stock options (in shares)		13,526
Issuance of common stock from exercise of stock options	118		118
Net income (loss)	43,665			43,665
Other comprehensive gain (loss)	(1)				(1)
Ending Balance (in shares) at Jun. 30, 2026		5,306,894
Ending Balance at Jun. 30, 2026	$ 94,496	$ 4	$ 361,103	$ (266,611)	$ 0